Revenues (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories

The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues is recognized by the business units in the Company, is the point in the time in which control of goods and services is transferred in its entirely to the customer. For the six-month period ended June 30, 2019 and 2018, the disaggregation of revenue by geographic area, business unit and products and services categories is described below:

	Coca-Cola FEMSA		FEMCO – Proximity Division		FEMCO – Health Division		FEMCO – Fuel Division		Other Segments		Total
	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)
By geographic areas:
Mexico and Central America (2)	Ps. 53,830	48,670	87,524	79,461	4,075	3,850	23,268	22,104	15,184	15,453	183,881	169,538
South America (3)	40,614	40,022	916	673	23,929	21,984	—	—	4,946	4,978	70,405	67,657
Venezuela	—	—	—	—	—	—	—	—	19	12	19	12
Total revenues	94,444	88,692	88,440	80,134	28,004	25,835	23,268	22,104	20,149	20,443	254,305	237,207
Consolidation adjustments	2,697	2,456	157	117	—	—	7	—	7,073	7,695	9,934	10,268
Consolidated revenues	91,747	86,236	88,283	80,017	28,004	25,835	23,261	22,104	13,076	12,747	244,371	226,939
By products and/or services
Products sold in the point-of-sale	Ps. 94,444	88,692	88,440	80,134	28,004	25,835	23,268	22,104	6,397	6,650	240,553	223,414
Services revenues	—	—	—	—	—	—	—	—	13,752	13,793	13,752	13,793
Consolidation adjustments	2,697	2,456	157	117	—	—	7	—	7,073	7,695	9,934	10,268
Consolidated revenues	91,747	86,236	88,283	80,017	28,004	25,834	23,261	22,104	13,076	12,748	244,371	226,939

(1)

For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.

(2)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 167,754 and Ps. 153,386 for the six-month period ended June 30, 2019 and 2018, respectively.

(3)

South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 31,513and Ps. 30,018 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Colombia revenues of Ps. 7,883 and Ps. 8,355 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Argentina revenues of Ps. 3,851 and Ps. 5,780 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Chile revenues of Ps. 24,444 and Ps. 22,339 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Uruguay revenue of Ps. 1,653 for the six-month period ended June 30, 2019.